Cover Page	Dec. 11, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 11, 2025
Entity Registrant Name	CareTrust REIT, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-36181
Entity Tax Identification Number	46-3999490
City Area Code	949
Local Phone Number	542-3130
Entity Addresses [Line Items]
Entity Address, Address Line One	24901 Dana Point Harbor Dr
Entity Address, Address Line Two	Suite A200
Entity Address, City or Town	Dana Point
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92629
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CTRE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001590717
Amendment Flag	false
Former Address
Entity Addresses [Line Items]
Entity Address, Address Line One	905 Calle Amanecer
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Clemente
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92673